LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The minimum future revenues, net of future amortization of favorable time charter contracts-out to be received from the fixed rate charters as of December 31, 2015 are as follows:

(in thousands of $)
2016	21,071
2017	18,364
2018	16,673
2019	16,673
2020	11,669
Thereafter	4,091
88,541